Other operating income (Tables)	9 Months Ended
Sep. 30, 2020
Other operating income
Schedule of other operating income

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019

Bargain purchase	36,692	—	36,692	—
Other	174	89	1,032	384
Total other operating income	36,866	89	37,724	384